Quarterly Holdings Report
for

Fidelity® Focused Stock Fund

July 31, 2019

TQG-QTLY-0919
1.804874.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 6.6%
Interactive Media & Services - 6.6%
Alphabet, Inc. Class A (a)	108,600	$132,296,520
Facebook, Inc. Class A (a)	312,000	60,599,760
Twitter, Inc. (a)	257,000	10,873,670
		203,769,950
CONSUMER DISCRETIONARY - 10.3%
Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc. (a)	72,000	134,408,160
Specialty Retail - 5.9%
AutoZone, Inc. (a)	75,000	84,228,000
Ulta Beauty, Inc. (a)	279,000	97,440,750
		181,668,750

TOTAL CONSUMER DISCRETIONARY		316,076,910

CONSUMER STAPLES - 5.5%
Food & Staples Retailing - 0.8%
Walmart, Inc.	218,000	24,062,840
Personal Products - 4.7%
Estee Lauder Companies, Inc. Class A	789,000	145,325,910

TOTAL CONSUMER STAPLES		169,388,750

FINANCIALS - 12.3%
Banks - 1.7%
Bank of America Corp.	1,748,000	53,628,640
Capital Markets - 8.4%
Moody's Corp.	639,000	136,963,260
MSCI, Inc.	52,200	11,861,928
S&P Global, Inc.	448,294	109,809,615
		258,634,803
Consumer Finance - 2.2%
American Express Co.	538,000	66,911,060

TOTAL FINANCIALS		379,174,503

HEALTH CARE - 9.1%
Biotechnology - 0.3%
TransMedics Group, Inc.	395,166	9,377,289
Health Care Equipment & Supplies - 6.4%
Abbott Laboratories	743,000	64,715,300
Boston Scientific Corp. (a)	1,481,000	62,883,260
Stryker Corp.	334,000	70,066,520
		197,665,080
Health Care Providers & Services - 2.4%
UnitedHealth Group, Inc.	295,000	73,457,950

TOTAL HEALTH CARE		280,500,319

INDUSTRIALS - 5.3%
Road & Rail - 5.3%
Norfolk Southern Corp.	162,000	30,961,440
Union Pacific Corp.	733,000	131,903,350
		162,864,790
INFORMATION TECHNOLOGY - 42.5%
Communications Equipment - 1.0%
Cisco Systems, Inc.	571,000	31,633,400
IT Services - 23.0%
Accenture PLC Class A	549,000	105,726,420
MasterCard, Inc. Class A	549,700	149,666,819
PayPal Holdings, Inc. (a)	1,308,000	144,403,200
Shopify, Inc. (a)	76,300	24,254,244
Square, Inc. (a)	1,660,100	133,488,641
Visa, Inc. Class A	847,000	150,766,000
		708,305,324
Semiconductors & Semiconductor Equipment - 2.8%
Micron Technology, Inc. (a)	517,000	23,208,130
NVIDIA Corp.	141,000	23,789,520
NXP Semiconductors NV	259,000	26,778,010
Qualcomm, Inc.	173,000	12,656,680
		86,432,340
Software - 11.6%
Adobe, Inc. (a)	477,112	142,589,692
Microsoft Corp.	1,186,000	161,616,221
Salesforce.com, Inc. (a)	338,000	52,221,000
		356,426,913
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	595,000	126,758,800

TOTAL INFORMATION TECHNOLOGY		1,309,556,777

REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 6.1%
American Tower Corp.	518,000	109,619,160
Crown Castle International Corp.	211,700	28,211,142
Prologis, Inc.	628,000	50,623,080
		188,453,382
UTILITIES - 1.7%
Electric Utilities - 1.7%
NextEra Energy, Inc.	255,000	52,828,350
TOTAL COMMON STOCKS
(Cost $2,343,150,923)		3,062,613,731

Money Market Funds - 0.7%
Fidelity Cash Central Fund 2.43% (b)
(Cost $21,950,923)	21,947,220	21,951,609
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,365,101,846)		3,084,565,340
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,706,613)
NET ASSETS - 100%		$3,081,858,727

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,197,290
Fidelity Securities Lending Cash Central Fund	40,146
Total	$1,237,436

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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